Schedule of Short-term Bank Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Bank Loans Schedule Of Short-term Bank Debt 1	$ 48,714,342
Bank Loans Schedule Of Short-term Bank Debt 2	39,177,186
Bank Loans Schedule Of Short-term Bank Debt 3	2,063,100
Bank Loans Schedule Of Short-term Bank Debt 4	0
Bank Loans Schedule Of Short-term Bank Debt 5	35,604
Bank Loans Schedule Of Short-term Bank Debt 6	1,806,271
Bank Loans Schedule Of Short-term Bank Debt 7	50,813,046
Bank Loans Schedule Of Short-term Bank Debt 8	$ 40,983,457